Item 1. Schedule of Investments:
Putnam Investment Grade Municipal Trust

The fund's portfolio
8/31/05 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC	AMBAC Indemnity Corporation
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Company
FNMA Coll.	Federal National Mortgage Association Collateralized
FRB	Floating Rate Bonds
FSA	Financial Security Assurance
GNMA Coll.	Government National Mortgage Association Collateralized
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
MBIA	MBIA Insurance Company
PSFG	Permanent School Fund Guaranteed
U.S. Govt. Coll.	U.S. Government Collateralized
VRDN	Variable Rate Demand Notes
XLCA	XL Capital Assurance

MUNICIPAL BONDS AND NOTES (159.0%)(a)

		Rating (RAT)	Principal amount	Value

Arizona (1.5%)

AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C. Lincoln Hlth. Network), 6 3/8s, 12/1/37		BBB	$500,000	$552,455
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s,
12/1/29		B+/P	1,175,000	1,308,034
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25		BBB-	525,000	531,993
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), 5.8s, 12/1/31		A3	1,000,000	1,086,030

				3,478,512

Arkansas (2.3%)

AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington Regl. Med. Ctr.), 7 3/8s, 2/1/29		Baa2	3,000,000	3,505,050
Independence Cnty., Poll. Control Rev. Bonds (Entergy, Inc.), 5s, 1/1/21		A-	500,000	513,525
Little Rock, G.O. Bonds (Cap. Impt.), FSA, 3.95s, 4/1/19		Aaa	895,000	909,320
Northwest Regl. Arpt. Auth. Rev. Bonds, 7s, 2/1/10		BB/P	510,000	518,201

				5,446,096

California (17.5%)

Anaheim, Pub. Fin. Auth. Tax Alloc. Rev. Bonds, MBIA, 6.45s, 12/28/18		Aaa	4,000,000	4,381,320
CA Hlth. Fac. Auth. Rev. Bonds (Sutter Hlth.), Ser. A, MBIA, 5 3/8s, 8/15/30		Aaa	2,500,000	2,634,500
CA State G.O. Bonds
5 1/8s, 4/1/23		Baa1	500,000	538,575
5.1s, 2/1/34		A2	750,000	776,700
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
6s, 5/1/15		A2	1,500,000	1,729,785
AMBAC, 5 1/2s, 5/1/13		Aaa	13,000,000	14,683,359
5 1/2s, 5/1/11		A2	1,500,000	1,657,440
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16		Aa3	1,000,000	1,075,040
CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30		BBB	1,750,000	1,778,945
Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02,
5.05s, 9/2/35		BB+/P	275,000	277,351
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25		D/P	576,000	477,660
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. 2003 A-1, 6 1/4s, 6/1/33		BBB	1,000,000	1,115,260
Ser. B, 5 5/8s, 6/1/38		AAA	1,500,000	1,711,035
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (No. 02-1 Ladera Ranch), Ser. A,
5.55s, 8/15/33		BBB/P	450,000	466,754
Riverside Cnty., Redev. Agcy. Tax Alloc., Ser. A, XLCA, 5s, 10/1/29		Aaa	4,700,000	4,962,871
Roseville, Cmnty. Fac. Special Tax Bonds (Dist. No. 1 -Westpark), 5 1/4s, 9/1/19		BB/P	875,000	902,379
Sacramento, Special Tax Bonds (North Natomas Cmnty. Fac.), 5s, 9/1/18		BB/P	1,040,000	1,072,646
Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26		BBB-/P	1,400,000	1,479,618

				41,721,238

Colorado (4.4%)

CO Hlth. Fac. Auth. Rev. Bonds (Hlth. Fac.-Evangelical Lutheran), 3.35s, 10/1/06		A3	2,500,000	2,495,800
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30		A3	1,515,000	1,689,119
6 3/8s, 12/15/30 (Prerefunded)		A3	1,485,000	1,716,036
CO State Hsg. Fin. Auth. Rev. Bonds (Single Fam.)
Ser. B-2 , 7s, 5/1/26		Aa2	150,000	152,199
Ser. B-3, 6.8s, 11/1/28		Aa2	80,000	82,524
Denver, City & Cnty. Arpt. Rev. Bonds, MBIA, 5 1/2s, 11/15/25		Aaa	2,500,000	2,591,850
U. of CO. Enterprise Syst. Rev. Bonds, FGIC, 5s, 6/1/26		Aaa	1,650,000	1,772,232

				10,499,760

Delaware (0.6%)

GMAC Muni. Mtge. Trust 144A sub. notes
Ser. A1-3, 5.3s, 10/31/39		A3	500,000	518,655
Ser. A1-2, 4.9s, 10/31/39		A3	1,000,000	1,019,900

				1,538,555

District of Columbia (1.8%)

DC G.O. Bonds, Ser. B, FSA, 5 1/4s, 6/1/26		Aaa	4,000,000	4,229,120

Florida (2.6%)

Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist Hosp. & Baptist Manor), 5 1/8s, 10/1/19		A3	1,895,000	1,953,878

Lee Cnty., Indl. Dev. Auth. Rev. Bonds (Alliance Cmnty.), Ser. C, 5 1/2s, 11/15/29	BBB-	1,000,000	1,010,360

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), 5 3/8s, 11/15/28	BB+	2,000,000	2,023,740
Okeechobee Cnty., Solid Waste Mandatory Put Bonds (Waste Mgt./Landfill), Ser. A, 4.2s,
7/1/09	BBB	375,000	381,604
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds, 6 1/4s, 5/1/36	BB-/P	850,000	905,624

			6,275,206

Georgia (5.9%)

Atlanta, Arpt. Rev. Bonds, Ser. B, FGIC, 5 5/8s, 1/1/30	Aaa	1,500,000	1,593,630
Atlanta, Waste Wtr. Rev. Bonds, Ser. A, FGIC, 5s, 11/1/38	Aaa	1,045,000	1,125,005

Burke Cnty., Poll. Control Dev. Auth. Mandatory Put Bonds (GA Power Co.), 4.45s, 12/1/08	A2	2,300,000	2,381,167
Cobb Cnty., Dev. Auth. U. Fac. Rev. Bonds (Kennesaw State U. Hsg.), Ser. A, MBIA, 5s,
7/15/29	Aaa	5,215,000	5,564,405
GA Med. Ctr. Hosp. Auth. FRB, MBIA, 1.918s, 8/1/10	Aaa	300,000	300,000
GA Med. Ctr. Hosp. Auth. IFB, MBIA, 10.373s, 8/1/10	Aaa	300,000	304,020
GA Muni. Elec. Auth. Rev. Bonds, AMBAC, 5s, 1/1/26	AAA	1,500,000	1,579,485

Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev. Bonds (Visay Paper, Inc.), 7.4s, 1/1/16	B+/P	1,240,000	1,250,528

			14,098,240

Hawaii (0.4%)

HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single Fam. Mtge.), Ser. B, 3.7s, 1/1/22	Aaa	1,000,000	1,001,100

Illinois (10.1%)

Chicago, G.O. Bonds, Ser. A, FSA, 5s, 1/1/27	Aaa	4,270,000	4,525,987
Chicago, Board of Ed. G.O. Bonds
(School Reform), Ser. A, FGIC, zero %, 12/1/18	Aaa	5,440,000	3,105,750
(School Reform), Ser. A, AMBAC, 5 1/4s, 12/1/27	Aaa	2,500,000	2,641,100

Cook Cnty., Cmnty. G.O. Bonds (Cons. School Dist. No. 64 Pk. Ridge), FSA, 5 1/2s, 12/1/16	Aaa	1,580,000	1,841,000
IL Dev. Fin. Auth. Rev. Bonds (Midwestern U.), Ser. B, 6s, 5/15/26	A-	1,600,000	1,771,536
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth. Syst./Sunbelt Obligation), 5.65s,
11/15/24	A+	2,500,000	2,644,000
IL U. Rev. Bonds (Auxiliary Fac. Syst.), Ser. A, AMBAC, 5 1/4s, 4/1/19	Aaa	1,945,000	2,230,662
Schaumburg, G.O. Bonds, Ser. B, FGIC, 5s, 12/1/27	Aaa	5,000,000	5,326,950

			24,086,985

Indiana (1.9%)

IN Ed. Fac. Fin. Auth. VRDN, 2.32s, 7/1/32	VMIG1	800,000	800,000
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX Corp.), 5.6s, 12/1/32	Baa1	2,600,000	2,708,342
Rockport, Poll. Control Rev. Bonds (Indiana-Michigan Pwr.), Ser. A, 4.9s, 6/1/25	Baa2	1,000,000	1,019,610

			4,527,952

Iowa (0.9%)

IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives), 9 1/4s, 7/1/25	BBB-/P	1,695,000	2,060,256

Kansas (0.9%)

Olathe, Hlth. Fac. VRDN (Olathe Med. Ctr.), Ser. A, AMBAC, 2.32s, 9/1/32	A-1+	2,155,000	2,155,000

Louisiana (0.7%)

Ernest N. Morial-New Orleans, Exhibit Hall Auth. Special Tax Bonds, Ser. A, AMBAC, 5 1/4s,
7/15/21	Aaa	1,500,000	1,634,790

Maine (0.6%)

ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s, 11/15/27	Aa1	1,365,000	1,412,802

Massachusetts (15.5%)

MA State G.O. Bonds, Ser. A, MBIA, 5 3/8s, 8/1/08	AAA	10,330,000	10,997,938
MA State Dev. Fin. Agcy. Rev. Bonds (MA Biomedical Research), Ser. C, 6 3/8s, 8/1/17	A1	2,785,000	3,107,531
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments), Ser. A, 9s, 12/15/15	BBB-/P	1,000,000	1,238,610
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	750,000	832,560
(Medical Center of Central MA), AMBAC, 6.41s, 6/23/22	AAA	16,400,000	17,673,624
(UMass Memorial), Ser. D, 5s, 7/1/33	Baa2	500,000	504,990
MA State Hsg. Fin. Agcy. Rev. Bonds (Rental Mtge.), Ser. C, AMBAC, 5 5/8s, 7/1/40	Aaa	2,500,000	2,567,950

			36,923,203

Michigan (2.8%)

Dickinson Cnty., Econ. Dev. Corp. Poll. Control Rev. Bonds (Intl. Paper Co.), Ser. A, 4.8s,
11/1/18	Baa2	900,000	912,600
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 6s, 7/1/20	Baa3	300,000	318,399
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	1,070,790
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A2	1,250,000	1,377,400
MI State Strategic Fund, Ltd. Rev. Bonds (Detroit Edison Poll. Control), 5.65s, 9/1/29	A3	1,650,000	1,751,261
Saginaw Cnty., G.O. Bonds (Healthsource Saginaw, Inc.), MBIA, 5s, 5/1/26	Aaa	1,210,000	1,305,033

			6,735,483

Minnesota (2.0%)

Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22	A	2,500,000	2,577,325
Minneapolis, Cmnty. Dev. Agcy. Supported Dev. Rev. Bonds, Ser. G-3, 5.45s, 12/1/31	A-	1,705,000	1,813,046
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Hlth. East), 6s, 11/15/25	Baa3	350,000	385,291
			4,775,662

Mississippi (2.4%)

Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev. Bonds (Weyerhaeuser Co.)
Ser. A, 6.8s, 4/1/22	Baa2	500,000	625,215
Ser. B, 6.7s, 4/1/22	Baa2	525,000	650,444

MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst. Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB-	1,750,000	1,799,543
MS Dev. Bk. Special Obligation Rev. Bonds (Jackson, MS), FSA, 5 1/4s, 3/1/21	Aaa	1,385,000	1,595,562

MS Home Corp. Rev. Bonds (Single Fam.), Ser. B-2, GNMA/ FNMA Coll., 6.45s, 12/1/33	Aaa	955,000	1,020,694

			5,691,458

Missouri (2.4%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.),
Ser. A, 5 1/2s, 6/1/16	A	1,250,000	1,356,300
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), GNMA/FNMA Coll., 5.55s, 9/1/34	Aaa	1,275,000	1,342,677
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth. Syst.), 5 1/4s, 5/15/32	Aa2	1,000,000	1,060,250
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam. Homeowner Loan), Ser. A-2,
GNMA Coll., 6.3s, 3/1/30	AAA	1,035,000	1,084,401
MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds (Home Ownership Loan), Ser. C,
GNMA/FNMA Coll., 5.6s, 9/1/35	AAA	700,000	757,015

			5,600,643

Montana (0.5%)

Forsyth, Poll. Control Mandatory Put Bonds (Avista Corp.), AMBAC, 5s, 12/30/08	Aaa	1,175,000	1,225,560

Nevada (3.2%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, FGIC, 5 1/8s, 7/1/26	Aaa	5,105,000	5,461,380
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5.1s, 3/1/21	BB-/P	1,000,000	1,021,600
(No. T-14), 4 3/4s, 3/1/10	BB-/P	1,175,000	1,192,049

			7,675,029

New Hampshire (0.4%)

NH State Bus. Fin. Auth. Poll. Control Rev. Bonds, 3 1/2s, 7/1/27	Baa2	950,000	934,354

New Jersey (5.8%)

NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Vlg., Inc.), Ser. A, 7 1/4s, 11/15/31	BB-/P	650,000	707,519
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,750,000	1,887,270
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	5,000,000	5,356,700
NJ State G.O. Bonds, Ser. F, MBIA, 5 1/2s, 8/1/11	AAA	3,100,000	3,462,979
NJ State Edl. Fac. Auth. Rev. Bonds (Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	750,000	824,790
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39	BBB	500,000	584,510
6s, 6/1/37	BBB	1,000,000	1,073,040

			13,896,808

New York (19.5%)

NY City, G.O. Bonds, Ser. B, 5 1/4s, 12/1/09	A2	7,780,000	8,371,591
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s, 7/1/25	Aaa	500,000	535,630
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	850,000	904,502
(Brooklyn Navy Yard Cogen. Partners), Ser. G, 5 3/4s, 10/1/36	BBB-	2,000,000	2,015,260
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB+	750,000	672,150
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. B, 5 3/4s, 6/15/26	AA+	4,100,000	4,344,647
Ser. D, 5s, 6/15/37	AA+	7,500,000	7,988,925
NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s,
7/1/26	A+	2,000,000	2,096,380
NY State Env. Fac. Corp. Rev. Bonds, 5s, 6/15/32	Aaa	4,000,000	4,240,080
NY State Hwy. Auth. Rev. Bonds (Hwy. & Bridge Trust Fund), Ser. B, FGIC, 5s, 4/1/17	AAA	3,000,000	3,322,620
Port. Auth. NY & NJ Special Obligation Rev. Bonds (JFK Intl. Air Term. - 6), MBIA, 5.9s,
12/1/17	Aaa	10,500,000	11,250,015
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic Landing), Ser. A, 8s, 10/1/30	B+/P	650,000	721,175

			46,462,975

North Carolina (3.3%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. D, 6 3/4s, 1/1/26	Baa2	1,000,000	1,121,950
Ser. A, 5 3/4s, 1/1/26	Baa2	2,000,000	2,131,760
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. B, 6 1/2s, 1/1/20	A3	3,500,000	3,938,445
U. of NC Chapel Hill Hosp. Rev. Bonds, Ser. A, 5s, 2/1/11	AA-	500,000	536,360

			7,728,515

Ohio (2.8%)

Brookville, Local School Dist. G.O. Bonds, FSA, 5s, 12/1/31	Aaa	1,000,000	1,057,290
Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone Container), 5 1/8s, 8/1/13	B	600,000	595,932
OH State Air Quality Dev. Auth. Rev. Bonds (Toledo Poll. Control), Ser. A, 6.1s, 8/1/27	Baa2	2,000,000	2,086,580
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser. A, 5 3/8s,
1/1/32	A2	2,500,000	2,826,900

			6,566,702

Oklahoma (0.5%)

OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s,
8/15/29	Aaa	1,050,000	1,151,609

Oregon (0.4%)

OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single Family Mtg.), Ser. K, 5 5/8s, 7/1/29	Aa2	935,000	984,938

Pennsylvania (4.6%)

Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther Creek Partners), 6.65s, 5/1/10	BBB-	1,005,000	1,075,953
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.), 5 1/2s, 3/15/26	A	1,500,000	1,606,335
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh Valley Hosp. Hlth. Network), Ser. A, 5
1/4s, 7/1/32	A2	1,000,000	1,049,900
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Northampton Generating), Ser.
A, 6.6s, 1/1/19	BB	750,000	757,988
PA State Higher Edl. Fac. Auth. Rev. Bonds (Philadelphia College of Osteopathic Med.), 5s,
12/1/08	A	1,045,000	1,091,534
Philadelphia, School Dist. G.O. Bonds, Ser. D, FGIC, 5s, 6/1/27	Aaa	5,000,000	5,346,250

			10,927,960

Puerto Rico (2.4%)

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. B, 6s, 7/1/39	BBB+	5,000,000	5,680,150

South Carolina (2.8%)

Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med. Ctr.), Ser. A, FSA, 5 1/4s, 11/1/23	Aaa	2,515,000	2,765,972
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s, 8/15/32	AAA	1,000,000	1,186,830
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth. Alliance), Ser. A, 7 3/8s,
12/15/21	BBB+/F	600,000	723,960
SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B, 6 3/8s, 5/15/28	BBB	1,750,000	1,879,168

			6,555,930

South Dakota (0.9%)

SD Edl. Enhancement Funding Corp. Rev. Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,000,000	2,175,560

Tennessee (4.3%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/25	BBB+	2,000,000	2,400,860
(First Mtg.- Mountain States Hlth.), Ser. A, MBIA, 6s, 7/1/21	Aaa	7,000,000	7,785,890

			10,186,750

Texas (9.5%)

Alliance, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 6 3/8s, 4/1/21	Baa2	2,500,000	2,595,800
Columbus, Indpt. School Dist. G.O. Bonds, PSFG, 5 1/8s, 8/15/29	Aaa	4,525,000	4,858,674
Conroe, Indpt. School Dist. G.O. Bonds (School House), PSFG, 5s, 2/15/26	Aaa	2,905,000	3,085,633
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds (American Airlines, Inc.), 6 3/8s,
5/1/35	Caa2	1,135,000	852,953

Gateway, Pub. Fac. Corp. Rev. Bonds (Stonegate Villas Apt.), FNMA Coll., 4.55s, 7/1/34	Aaa	750,000	782,063

Harris Cnty., Hlth. Fac. Rev. Bonds (Memorial Hermann Hlth. Care), Ser. A, 6 3/8s, 6/1/29	A2	1,500,000	1,677,285
Montgomery Cnty., G.O. Bonds (Library), Ser. B, AMBAC, 5s, 3/1/26	Aaa	1,335,000	1,410,014
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,500,000	1,634,895
Snyder, Indpt. School Dist. G.O. Bonds (School Bldg.), AMBAC
5 1/4s, 2/15/24	AAA	1,215,000	1,337,436
5 1/4s, 2/15/23	AAA	1,150,000	1,269,704
Socorro, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 8/15/29	AAA	1,360,000	1,442,457
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.), 6s, 7/1/19	Baa3	1,700,000	1,758,004

			22,704,918

Utah (6.4%)

Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev. Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	Baa2	500,000	523,660
UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s, 11/1/17	Baa1	675,000	721,602
UT State Pwr. Supply Rev. Bonds (Intermountain Pwr. Agcy.), Ser. A, MBIA
6.15s, 7/1/14	Aaa	4,720,000	4,932,542
6.15s, 7/1/14 (Prerefunded)	Aaa	8,280,000	8,953,661

			15,131,465

Vermont (0.4%)

VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s, 5/1/29	Aaa	975,000	993,525

Virginia (0.9%)

Prince William Cnty., Indl. Dev. Auth. Hosp. Rev. Bonds (Potomac Hosp. Corp.), 5.35s,
10/1/36	A3	2,000,000	2,119,740

Washington (1.1%)

Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s, 6/1/26	BBB	2,370,000	2,632,430

West Virginia (6.5%)

Econ. Dev. Auth. Lease Rev. Bonds (Correctional Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	Aaa	7,500,000	7,968,375
Marshall Cnty., Poll. Control VRDN (OH Pwr. Co.), Ser. E, 2.33s, 6/1/22	VMIG1	1,045,000	1,045,000
West Virginia U. Rev. Bonds (Impt. West VA. U.), Ser. C, FGIC, 5s, 10/1/26	Aaa	6,000,000	6,419,460

			15,432,835

Wisconsin (3.6%)

Badger Tobacco Settlement Asset Securitization Corp. Rev. Bonds
7s, 6/1/28	BBB	1,800,000	2,017,746
6 3/8s, 6/1/32	BBB	3,500,000	3,841,180
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton Franciscan), 5 3/4s, 8/15/30	A2	2,500,000	2,693,225

			8,552,151

Wyoming (2.0%)

Gillette, Poll. Control VRDN, 2.48s, 1/1/18	A-1+	4,650,000	4,650,000

Total investments (cost $357,012,982) (b)			$378,261,965

(a) Percentages indicated are based on net assets of $237,924,360.

(RAT) The Moody's, Standard & Poor's or Fitch's ratings indicated are believed to be the most recent ratings available at August 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $357,012,982, resulting in gross unrealized appreciation and depreciation of $21,931,518 and $682,535, respectively, or net unrealized appreciation of $21,248,983.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds and Floating Rate Bonds (FRB) are the current interest rates at August 31, 2005.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at August 31, 2005.

The fund had the following industry group concentrations greater than 10% at August 31,
2005 (as a percentage of net assets):

Health care	35.3%
Utilities and power	28.3
Transportation	14.7

The fund had the following insurance concentrations greater than 10% at August 31, 2005
(as a percentage of net assets):

MBIA	32.7%
AMBAC	20.7
FGIC	14.9

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):	/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 31, 2005

By (Signature and Title):	/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 31, 2005